July 18, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Carlyle Tactical Private Credit Fund
File Nos. 333-222106 and 811-23319
Post-Effective Amendment No. 15 to the Registration Statement on Form N-2 (the “Registration Statement”)

Ladies and Gentlemen:

Pursuant to Rule 486(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, transmitted herewith on behalf of the Carlyle Tactical Private Credit Fund (the “Fund”), a closed-end management investment company, for filing via EDGAR is Post-Effective Amendment No. 15 to the Registration Statement (the “Amendment”). The Amendment is being filed for the purpose of (i) registering Class U shares of the Fund; (ii) filing the required exhibits; and (iii) making other non-material changes to the Prospectus and Statement of Additional Information for the Fund.

We request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the U.S. Securities and Exchange Commission and its staff limited to the changes identified in the preceding paragraph, because the additional disclosures set forth in this Amendment are “not substantially different” from the disclosures that the Fund previously filed in Post-Effective Amendment No. 14.

Additionally, pursuant to Rule 461 under the Securities Act, the Fund and Foreside Fund Services, LLC (the “Distributor”), as principal underwriter of the Fund’s shares, hereby respectfully request that the effective date of the Amendment be accelerated so that it will become effective on or before August 18, 2022. The Fund and the Distributor are aware of their obligations under the Securities Act.

No fees are required in connection with this filing. If you have any questions relating to this filing, please do not hesitate to contact Richard Horowitz of Dechert LLP at 212.698.3525.

Sincerely,

/s/ Joshua Lefkowitz

July 18, 2022

Joshua Lefkowitz
Secretary, Chief Legal Officer & Chief Compliance Officer
Carlyle Tactical Private Credit Fund

/s/ Teresa Cowen

Teresa Cowen
President
Foreside Fund Services, LLC